Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (81.0%)
Advertising (0.4%)
$4,380	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	5.984	$4,363,208
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.734	6,047,275
					10,410,483
Aerospace & Defense (0.5%)
3,010	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	4.560	3,015,818
11,107	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	11/28/21	7.560	10,987,042
					14,002,860
Air Transportation (0.3%)
9,135	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	4.325	9,105,126

Auto Parts & Equipment (2.6%)
16,053	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.522	15,807,338
21,083	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000% (1)	(BB+, Ba1)	11/02/23	4.234	20,160,418
9,895	Jason, Inc., LIBOR 3M + 4.500%(1),(2)	(B, Caa1)	06/30/21	6.830	9,004,077
2,970	L&W, Inc., LIBOR 1M + 4.000%(1)	(B+, B2)	05/22/25	6.234	2,888,325
8,600	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(1)	(B+, Ba3)	04/30/26	5.734	8,613,459
13,274	U.S. Farathane LLC, LIBOR 1M + 3.500%(1),(3)	(B+, B2)	12/23/21	5.734	12,809,065
					69,282,682
Automakers (0.8%)
12,167	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(3),(4)	(BB-, B1)	06/30/22	3.500	13,530,175
6,811	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.734	6,808,998
					20,339,173
Banking (0.3%)
8,232	Citco Funding LLC, LIBOR 1M + 2.500%(1),(3)	(B+, Ba3)	09/28/23	4.734	8,231,911

Building & Construction (1.1%)
22,817	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(3)	(BB, B1)	04/15/25	4.734	22,645,870
1,444	PGT, Inc., LIBOR 2M + 3.500%(1)	(BB, Ba1)	02/16/22	5.802	1,446,967
4,244	SiteOne Landscape Supply, Inc., LIBOR 3M + 2.750%(1)	(BB, B2)	10/29/24	5.020	4,246,883
					28,339,720
Building Materials (3.6%)
3,960	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	6.734	3,818,093
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2)	(CCC+, Caa2)	04/27/26	10.984	1,624,125
20,187	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	4.234	20,110,933
7,324	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	09/30/23	4.740	7,277,851
1,963	NCI Building Systems, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	6.119	1,921,688
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1),(3)	(B+, B2)	05/08/22	5.234	20,230,402
15,626	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	4.234	15,596,252
25,002	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.580	24,602,204
					95,181,548
Cable & Satellite TV (2.9%)
7,730	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	6.013	7,662,689
14,445	Charter Communications Operating LLC, LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	04/30/25	4.330	14,487,334
21,728	CSC Holdings LLC, LIBOR 1M + 2.250%(1),(3)	(BB, Ba3)	07/17/25	4.575	21,700,873
3,910	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	4.984	3,780,481
21,000	Unitymedia Finance LLC, LIBOR 3M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.604	21,003,045
2,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(4)	(B+, B1)	04/15/25	3.000	2,227,434
6,408	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(B+, B1)	04/15/25	4.825	6,378,019
					77,239,875
Chemicals (10.1%)
5,248	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(4)	(B, B2)	09/13/23	3.250	5,709,279
1,843	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.771	1,803,075
1,389	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.771	1,358,430
18,538	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.330	18,174,050
15,079	Ascend Performance Materials Operations LLC, LIBOR 1M + 5.250%(1)	(B+, B2)	08/12/22	7.484	15,116,478
3,845	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500% (1),(3)	(B, B2)	11/20/23	5.734	3,748,970
1,907	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2)	(CCC, Caa2)	11/18/24	10.234	1,888,361
2,957	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(3)	(B, B2)	11/18/23	5.734	2,883,115

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$15,320	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.080	$15,266,532
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa3)	09/06/22	9.533	1,335,016
7,416	CTC AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(4)	(B, B2)	03/07/25	2.500	8,117,157
2,653	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.580	2,645,615
2,597	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.580	2,589,326
1,930	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(4)	(B-, Caa1)	09/07/21	3.750	1,921,888
558	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, Caa1)	09/07/21	5.283	483,880
3,378	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B-, Caa1)	09/07/21	5.283	2,927,077
11,886	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.756	11,907,907
15,563	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	4.272	15,503,278
3,870	Houghton International, Inc., Prime + 7.500%(1)	(CCC+, Caa1)	12/20/20	13.000	3,870,000
16,966	Houghton International, Inc., Prime + 2.250%(1),(3)	(B, B1)	12/20/19	7.750	16,965,745
14,175	Ineos U.S. Finance LLC, LIBOR 2M + 2.000%(1)	(BB+, Ba1)	03/31/24	4.258	13,982,943
8,374	PMHC II, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	03/31/25	6.104	7,759,712
3,500	PMHC II, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa2)	03/30/26	9.933	3,097,500
16,915	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(1)	(B, B2)	10/15/25	7.063	16,597,844
12,475	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B1)	02/08/25	4.756	12,487,194
6,487	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(3)	(BB-, B2)	07/13/23	4.990	6,397,820
5,575	Solenis Holdings LLC, LIBOR 3M + 4.250%(1)	(B-, B2)	06/26/25	6.772	5,483,964
19,002	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	5.610	18,713,444
11,907	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.272	11,838,161
4,209	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	07/01/24	4.484	4,221,062
22,577	UTEX Industries Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	6.234	21,071,606
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2),(3)	(CCC, Caa2)	10/27/25	10.580	3,799,246
7,150	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, Caa1)	08/12/24	6.330	5,711,414
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	10.580	1,321,875
					266,698,964
Diversified Capital Goods (1.1%)
3,194	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(BB-, Ba3)	01/02/26	6.860	3,237,920
16,133	Cortes NP Acquisition Corp., LIBOR 3M + 4.000% (1)	(B, B2)	11/30/23	6.330	15,386,614
3,428	Dynacast International LLC, LIBOR 3M + 3.250% (1),(3)	(B, B2)	01/28/22	5.580	3,381,248
3,960	Electrical Components International, Inc., LIBOR 3M + 4.250%(1),(3)	(B-, B2)	06/26/25	6.580	3,702,600
2,792	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	5.234	2,801,637
1,524	Horizon Global Corp., LIBOR 3M + 6.000%(1)	(CCC, Caa3)	06/30/21	8.330	1,517,394
					30,027,413
Electric - Generation (0.6%)
14,536	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	08/01/25	5.734	14,599,615

Electronics (3.5%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	4.790	4,178,485
2,463	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	5.830	2,464,815
24,441	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	4.484	22,699,544
14,609	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	4.240	14,627,517
13,815	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	6.080	13,323,309
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(4)	(B-, B3)	01/10/24	3.750	7,607,721
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.734	13,033,077
15,679	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	5.234	15,722,187
					93,656,655
Energy - Exploration & Production (0.9%)
6,651	Lower Cadence Holdings LLC, LIBOR 3M + 4.000%(1)	(B, B2)	05/22/26	6.269	6,643,844
1,313	PES Holdings LLC(5),(6)	(NR, NR)	04/30/20	0.500	1,332,188
5,474	PES Holdings LLC, LIBOR 3M + 6.250%(1),(7)	(D, NR)	12/31/22	8.580	4,780,242
14,203	PES Holdings LLC, LIBOR 3M + 0.500%(1),(7)	(D, NR)	12/31/22	9.820	4,615,930
2,438	PES Holdings LLC, Prime + 13.000%(1)	(NR, NR)	04/30/20	16.266	2,474,062
3,862	PES Holdings LLC, LIBOR 3M + 8.000%(1),(2),(7)	(NR, NR)	12/31/22	10.330	2,993,353
					22,839,619
Environmental (0.9%)
24,221	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	05/30/25	5.234	24,080,479

Food & Drug Retailers (0.2%)
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(4)	(B, B2)	09/02/24	4.250	2,595,144
2,999	L1R HB Finance Limited Â , LIBOR 3M + 5.250% (1),(8)	(B, B2)	09/02/24	6.025	2,790,854
					5,385,998

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (0.7%)
$1,990	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	5.484	$1,913,318
2,985	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	5.484	2,864,492
9,005	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B+, B2)	10/22/25	6.484	7,625,943
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(4)	(B, B2)	01/31/25	5.750	5,205,144
					17,608,897
Forestry & Paper (0.4%)
10,806	Pregis Holding I Corp., LIBOR 1M + 3.500%(1)	(B, B2)	05/14/21	5.734	10,802,426

Gaming (2.7%)
24,388	Caesars Resort Collection LLC, LIBOR 1M + 2.750% (1)	(BB, Ba3)	12/22/24	4.984	24,232,096
7,464	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	6.234	7,452,105
12,050	Eldorado Resorts LLC, LIBOR 3M + 2.250%(1)	(BB, Ba1)	04/17/24	4.577	12,050,199
4,413	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	03/13/25	5.330	4,384,468
15,000	Jackpotjoy PLC, LIBOR 1M + 5.000%(1),(8)	(B+, B1)	12/06/24	5.713	18,428,008
4,762	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/21/25	4.234	4,770,871
					71,317,747
Gas Distribution (0.2%)
4,489	Traverse Midstream Partners LLC, LIBOR 2M + 4.000%(1)	(B+, B2)	09/27/24	6.260	4,406,775

Health Facilities (1.4%)
13,540	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(1)	(B, B3)	02/22/24	7.875	13,531,606
6,467	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	09/02/24	5.490	6,248,824
2,742	Western Dental Services, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	06/23/23	6.734	2,721,470
14,471	Western Dental Services, Inc., LIBOR 1M + 5.250%(1)	(B-, B3)	06/30/23	7.484	14,398,899
					36,900,799
Health Services (1.6%)
14,680	Athenahealth, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	02/11/26	7.045	14,755,618
7,980	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B+, B2)	02/27/26	5.984	8,019,900
6,374	Carestream Health, Inc., LIBOR 1M + 5.750%(1)	(B, B1)	02/28/21	7.984	6,143,017
3,741	Radiology Partners Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B2)	07/09/25	7.194	3,721,512
3,750	Radiology Partners Holdings LLC, LIBOR 6M + 7.250%(1)	(CCC+, Caa2)	07/09/26	10.694	3,750,000
816	Valitas Health Services, Inc.(3),(5),(6),(9)	(NR, NR)	06/30/20	1.000	808,207
2,794	Valitas Health Services, Inc., LIBOR 3M + 10.000% (1),(3),(9)	(NR, NR)	06/30/20	12.330	2,765,894
4,934	Valitas Health Services, Inc., LIBOR 3M + 12.000% (1),(9)	(NR, NR)	06/30/20	14.330	2,728,270
					42,692,418
Hotels (1.2%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(4)	(B+, B2)	05/07/25	4.500	5,607,582
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(4)	(CCC+, Caa2)	04/30/26	9.000	3,326,271
1,892	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	08/30/23	4.234	1,897,087
5,111	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	4.980	4,934,956
5,321	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	3.984	5,341,372
10,758	Wynn Resorts Ltd., LIBOR 1M + 2.250%(1)	(BB, Ba3)	10/30/24	4.660	10,788,023
					31,895,291
Insurance Brokerage (3.3%)
13,880	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.772	13,832,295
4,691	Acrisure LLC, LIBOR 3M + 3.750%(1)	(B, B2)	11/22/23	6.272	4,630,667
24,587	Alliant Holdings Intermediate, LLC, LIBOR 3M + 3.000%(1)	(B, B2)	05/09/25	5.269	24,293,435
7,558	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/24	5.734	7,536,203
16,999	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	5.267	16,847,711
7,389	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(4)	(B, B2)	12/13/24	3.500	8,208,994
13,448	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	5.234	13,282,972
					88,632,277
Investments & Misc. Financial Services (1.5%)
10,207	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	04/03/24	6.330	10,040,901
19,055	Ditech Holding Corp., Prime + 7.000%(1),(7)	(D, Ca)	06/30/22	12.500	7,288,556
8,950	FinCo I LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	4.234	8,997,413
6,605	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(1)	(B+, B2)	12/04/20	7.234	6,598,448
5,800	VFH Parent LLC, LIBOR 6M + 3.500%(1)	(B+, Ba3)	03/01/26	6.044	5,822,678
					38,747,996

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery (1.6%)
$6,948	Cohu, Inc., LIBOR 6M + 3.000%(1)	(BB-, B1)	10/01/25	5.200	$6,773,813
2,336	CPM Holdings, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	11/15/25	5.984	2,314,970
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2)	(B-, Caa2)	11/15/26	10.484	1,963,824
6,355	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(8)	(CCC-, Caa1)	04/09/20	4.750	5,855,924
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa2)	09/06/26	8.984	3,388,617
13,915	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.734	13,317,694
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/23/25	4.734	8,250,631
					41,865,473
Managed Care (0.3%)
9,196	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B+, B2)	04/02/25	5.875	9,213,694

Media - Diversified (0.4%)
6,219	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	10/20/25	5.484	6,225,902
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa1)	10/19/26	9.234	5,000,000
					11,225,902
Media Content (0.3%)
8,451	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB-, Ba3)	11/01/23	4.359	8,445,803

Medical Products (1.5%)
15,085	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1),(3)	(CCC+, B3)	06/15/23	7.201	14,066,551
7,794	Avantor, Inc., LIBOR 1M + 3.000%(1)	(B+, Ba2)	11/21/24	5.234	7,873,302
3,994	Convatec, Inc., LIBOR 3M + 2.000%(1)	(BB, Ba3)	10/25/21	4.330	3,987,101
227	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B+, B2)	10/01/24	8.660	216,510
13,597	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	5.234	13,481,450
800	Sotera Health Holdings LLC(6)	(B, B1)	05/15/22	3.500	802,000
					40,426,914
Metals & Mining - Excluding Steel (0.4%)
9,287	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	5.734	9,170,720
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(7)	(NR, NR)	02/28/19	8.750	432,908
					9,603,628
Non - Electric Utilities (0.2%)
4,772	BCP Raptor LLC, LIBOR 1M + 4.250%(1)	(B, B3)	06/24/24	6.484	4,544,400

Oil Field Equipment & Services (0.1%)
5,498	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.330	3,644,507

Oil Refining & Marketing (0.8%)
2,269	EG America LLC, LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	10.330	2,242,283
17,281	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	02/07/25	4.000	18,994,463
					21,236,746
Packaging (2.1%)
3,960	Anchor Glass Container Corp., LIBOR 1M + 2.750% (1)	(B-, B2)	12/07/23	5.103	3,563,636
6,175	Anchor Glass Container Corp., LIBOR 1M + 7.750% (1)	(CCC, Caa1)	12/07/24	10.110	4,541,929
7,500	Berry Global, Inc., LIBOR 3M + 2.500%(1)	(BBB-, Ba2)	07/01/26	4.902	7,503,525
16,621	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	5.319	15,945,638
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(4)	(B-, B3)	06/30/22	4.750	10,018,594
11,318	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B, B3)	11/18/23	5.897	11,096,541
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC+, Caa3)	10/27/25	10.329	3,193,750
					55,863,613
Personal & Household Products (1.9%)
6,928	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	6.984	6,921,577
1,750	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, Caa1)	10/31/23	5.250	1,691,098
11,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, Caa1)	10/31/23	5.250	10,629,761
22,494	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(1)	(CCC+, Caa1)	11/08/23	5.865	15,492,744
6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(1)	(CCC-, Caa3)	11/08/24	10.314	3,074,787
12,830	TricorBraun Holdings, Inc., LIBOR 2M + 3.750(1)	(B-, B2)	11/30/23	6.018	12,635,640
					50,445,607
Pharmaceuticals (1.7%)
2,177	Alkermes, Inc., LIBOR 1M + 2.250%(1),(3)	(BB, Ba3)	03/23/23	4.580	2,179,593
4,904	Bausch Health Companies, Inc., LIBOR 1M + 3.000% (1)	(BB-, Ba2)	06/02/25	5.379	4,927,086
11,987	Bausch Health Companies, Inc., LIBOR 1M + 2.750% (1)	(BB-, Ba2)	11/27/25	5.129	11,999,333

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$16,625	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(1)	(B+, B1)	04/29/24	6.500	$15,217,112
10,223	Syneos Health, Inc., LIBOR 1M + 1.500%(1)	(BB, Ba3)	03/25/24	3.734	10,120,382
					44,443,506
Real Estate Development & Management (1.6%)
10,754	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.740	10,752,992
981	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	8.234	988,453
8,895	Forest City Enterprises LP, LIBOR 1M + 4.000%(1)	(B+, B2)	12/07/25	6.234	8,981,104
23,000	Hanjin International Corp., LIBOR 1M + 2.500%(1)	(B+, Ba3)	10/18/20	4.769	22,770,000
					43,492,549
Real Estate Investment Trusts (0.4%)
9,283	iStar, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	06/28/23	5.088	9,323,828

Recreation & Travel (2.4%)
14,358	Alterra Mountain Co., LIBOR 1M + 3.000%(1)	(B, B2)	07/31/24	5.234	14,400,321
283	Bulldog Purchaser, Inc.(2),(5),(6)	(CCC+, Caa2)	09/04/26	3.875	281,984
1,870	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1),(2)	(CCC+, Caa2)	09/04/26	9.984	1,861,093
529	Bulldog Purchaser, Inc.(5),(6)	(B+, B2)	09/05/25	3.750	523,311
9,599	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	09/05/25	5.984	9,502,879
7,907	Crown Finance U.S., Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	02/28/25	4.484	7,891,310
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(B, B2)	04/27/25	6.830	9,472,739
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(8)	(B, B2)	03/03/24	4.963	4,727,173
16,060	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	03/31/24	5.234	16,101,925
					64,762,735
Restaurants (1.4%)
9,569	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	02/16/24	4.484	9,585,907
16,802	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	5.020	16,857,780
3,491	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B, B2)	02/05/25	5.550	3,482,119
8,516	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	5.234	8,455,944
					38,381,750
Software - Services (7.2%)
8,739	Almonde, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	06/13/24	5.734	8,591,573
4,078	Almonde, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.446	4,062,630
4,676	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	5.330	4,668,089
6,965	Compuware Corp., LIBOR 1M + 4.000%(1)	(B, B2)	08/22/25	6.234	6,999,825
9,492	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	04/26/24	4.990	9,412,440
23,042	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.490	23,025,571
16,812	Flexera Software LLC, LIBOR 1M + 3.500%(1)	(B-, B1)	02/26/25	5.740	16,841,671
2,846	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.490	2,841,714
10,369	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B3)	06/28/24	5.580	10,258,598
6,575	Go Daddy Operating Co. LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba1)	02/15/24	4.234	6,602,949
3,877	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/01/23	3.500	4,307,524
4,000	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	9.234	4,028,340
5,791	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(4)	(B, Ba3)	02/01/22	3.250	6,463,478
3,997	Infor (U.S.), Inc., LIBOR 3M + 2.750%(1)	(B, Ba3)	02/01/22	5.080	4,002,915
13,905	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1),(3)	(BB-, B1)	11/19/21	4.484	13,905,168
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.734	1,946,616
1,185	Mitchell International, Inc., LIBOR 1M + 7.250%(1),(3)	(CCC, Caa2)	12/01/25	9.484	1,117,037
13,724	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	5.810	13,586,952
1,515	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	04/26/24	6.560	1,516,417
15,737	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	4.984	15,713,779
6,918	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.484	6,926,856
10,175	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.484	10,188,023
6,000	The Ultimate Software Group, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	05/04/26	6.080	6,055,770
7,785	Verint Systems, Inc., LIBOR 1M + 2.000%(1),(3)	(BBB-, Ba1)	06/28/24	4.402	7,838,433
					190,902,368
Specialty Retail (0.6%)
2,881	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(1),(3)	(CCC+, Caa2)	10/03/25	9.860	2,852,190
4,379	Champ Acquisition Corp., LIBOR 3M + 5.500%(1)	(B, B1)	12/19/25	7.830	4,373,769
383	Mister Car Wash Holdings, Inc.(5),(6)	(NR, B2)	05/14/26	1.750	383,003
7,660	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.500% (1)	(B-, B2)	05/14/26	5.825	7,660,050
					15,269,012

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Steel Producers/Products (1.8%)
$24,267	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.070	$24,350,882
23,665	Zekelman Industries, Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	06/14/21	4.484	23,709,256
					48,060,138
Support - Services (4.7%)
1,206	Allied Universal Holdco LLC(6),(10)	(B-, B3)	07/10/26	0.000	1,210,510
12,184	Allied Universal Holdco LLC, LIBOR 6M + 4.250%(1)	(B-, B3)	07/10/26	6.507	12,226,154
15,029	Brand Energy & Infrastructure Services, Inc., LIBOR 2M + 4.250%(1)	(B-, B3)	06/21/24	6.613	14,548,853
16,837	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	4.734	16,828,070
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(2),(4)	(B, B2)	01/06/24	4.500	5,365,195
10,574	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	5.053	10,541,471
6,307	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	4.234	6,333,515
14,238	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(1),(2),(3)	(CCC+, Caa1)	12/20/23	6.741	13,241,003
15,749	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	5.484	15,535,171
1,518	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(2),(3),(9)	(C, C)	11/14/19	13.500	1,510,433
14,189	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	4.240	13,366,724
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(B, B2)	02/16/24	6.734	7,299,597
6,717	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.950	6,629,009
					124,635,705
Tech Hardware & Equipment (0.4%)
10,000	CommScope, Inc., LIBOR 1M + 3.250%(1)	(BB-, Ba1)	04/06/26	5.484	10,030,000

Telecom - Wireless (1.5%)
14,348	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, B1)	04/11/25	4.240	14,328,132
25,160	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.750	25,137,783
					39,465,915
Telecom - Wireline Integrated & Services (1.8%)
3,934	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	4.984	3,914,126
15,280	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.484	15,313,463
2,494	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	11/15/24	5.234	2,486,929
2,494	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	5.730	2,479,691
23,318	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.484	23,351,092
					47,545,301
Theaters & Entertainment (2.6%)
9,476	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(1)	(BB-, Ba2)	04/22/26	5.230	9,501,173
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(B-, B2)	07/03/26	6.740	10,315,088
9,373	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	4.740	9,384,254
351	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(3),(9)	(B-, B3)	10/17/22	10.330	330,066
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(4)	(B, B2)	12/06/23	3.000	6,986,829
2,910	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B, B2)	12/06/23	5.274	2,611,879
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(4)	(B, B2)	12/06/23	3.500	6,542,807
24,509	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/18/25	4.990	23,933,001
					69,605,097
Transport Infrastructure/Services (0.2%)
7,042	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B2)	03/09/24	5.234	6,180,975

Trucking & Delivery (0.3%)
7,988	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1)	(BB-, B2)	09/14/20	7.440	7,961,480
TOTAL BANK LOANS (Cost $2,223,472,104)					2,149,003,393

CORPORATE BONDS (10.0%)
Aerospace & Defense (0.3%)
7,365	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(11)	(B+, Ba3)	03/15/26	6.250	7,742,456

Auto Parts & Equipment (0.6%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(11)	(B, B1)	11/15/26	5.625	6,081,812
1,345	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(11)	(B, B3)	05/15/27	8.500	1,370,219

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment
$7,000	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(11)	(B+, Ba3)	05/15/26	6.250	$7,260,400
					14,712,431
Building Materials (1.2%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/19 @ 100.00)(11)	(CCC+, Caa1)	08/15/20	12.000	23,806,500
7,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.25)(11)	(CCC+, Caa1)	05/15/23	9.000	6,760,412
					30,566,912
Cable & Satellite TV (1.1%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(11)	(B+, B2)	05/15/26	7.500	4,200,000
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 09/02/19 @ 103.31)(11)	(B+, B2)	02/15/23	6.625	780,481
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(11)	(B, B2)	05/01/26	7.375	5,340,625
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(11)	(BB, Ba3)	02/01/28	5.375	2,612,500
3,200	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(11)	(BB, Ba3)	05/15/26	5.500	3,352,000
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(11)	(BB, Ba3)	10/15/25	6.625	1,065,000
5,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/19 @ 103.44)(11)	(B, B3)	08/15/23	6.875	5,436,900
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	3,457,800
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(11)	(B+, B1)	01/15/27	5.500	2,808,488
					29,053,794
Chemicals (0.2%)
4,500	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.00)(11),(12)	(CCC+, Caa1)	06/01/23	8.750	4,443,750
1,750	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(11)	(BB-, B1)	04/30/26	5.750	1,662,500
					6,106,250
Electronics (0.2%)
6,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(11)	(BB, Ba2)	02/10/26	4.625	6,420,645

Energy - Exploration & Production (0.4%)
11,000	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(11)	(B, B3)	11/01/23	9.750	10,587,500

Health Services (0.3%)
5,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(11)	(BB-, Ba2)	10/01/24	5.125	6,053,650
1,000	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 101.00)(11),(12)	(CCC+, Caa2)	11/01/21	8.125	997,500
					7,051,150
Insurance Brokerage (0.2%)
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(11)	(CCC+, Caa2)	11/15/25	7.000	4,612,500

Investments & Misc. Financial Services (0.1%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(11)	(B-, B3)	05/01/26	8.000	3,333,750

Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 09/03/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	2,020,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	965,000
					2,985,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Medical Products (0.1%)
$2,000	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 103.25)(11)	(CCC+, Caa2)	05/15/23	6.500	$2,035,000

Metals & Mining - Excluding Steel (0.9%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(11)	(BB, Ba2)	01/15/24	4.875	4,880,625
6,250	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 09/03/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	6,515,625
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 104.38)(2),(11)	(B, B3)	06/15/22	8.750	12,903,750
					24,300,000
Oil Field Equipment & Services (0.5%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 09/03/19 @ 101.56)	(B, B3)	05/01/22	6.250	5,012,000
7,525	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 09/03/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	2,972,375
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(11)	(B-, B3)	02/15/25	8.250	6,475,000
					14,459,375
Oil Refining & Marketing (0.2%)
5,992	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	6,074,390

Packaging (0.4%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(11)	(B, B3)	02/15/25	6.000	1,656,000
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(11)	(CCC+, Caa2)	01/15/25	6.875	1,695,750
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(11)	(BB-, Ba3)	10/15/25	4.875	7,379,578
					10,731,328
Pharmaceuticals (0.4%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(11)	(B-, B3)	04/01/26	9.250	398,487
484	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 101.47)(11)	(B-, B3)	05/15/23	5.875	489,300
1,685	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(11)	(BB-, Ba2)	11/01/25	5.500	1,758,719
11,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	8,459,020
					11,105,526
Real Estate Investment Trusts (0.2%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/03/19 @ 101.63)	(BB-, Ba3)	07/01/21	6.500	1,017,500
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	5,093,350
					6,110,850
Recreation & Travel (0.3%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(11)	(BB-, B2)	04/15/27	5.500	4,220,000
4,478	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 103.66)(11)	(BB-, B2)	07/31/24	4.875	4,589,950
					8,809,950
Restaurants (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(11)	(CCC+, B3)	10/15/24	6.750	3,572,369

Software - Services (0.9%)
8,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	9,188,628
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 09/03/19 @ 100.00), LIBOR 3M + 7.250%(1),(11)	(CCC, Caa2)	06/30/23	9.570	2,293,715
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 08/03/19 @ 102.88)(11)	(B+, B2)	01/15/24	5.750	5,668,713

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 107.88)(11)	(CCC+, Caa1)	03/01/24	10.500	$5,381,902
					22,532,958
Specialty Retail (0.2%)
3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	3,635,625
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	1,030,000
					4,665,625
Support - Services (0.3%)
6,285	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(11)	(BB-, Ba3)	12/15/25	4.875	6,567,825
1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(11),(13)	(B+, NR)	05/01/25	7.875	1,856,338
					8,424,163
Tech Hardware & Equipment (0.3%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(11)	(B, B1)	03/15/27	5.000	2,545,320
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(11)	(B, B1)	03/01/27	8.250	2,719,062
1,920	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(11)	(BB-, Ba1)	03/01/26	6.000	1,950,624
					7,215,006
Telecom - Wireline Integrated & Services (0.3%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(11),(13)	(CCC, Caa1)	12/31/24	7.875	5,477,500
1,376	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(11)	(BB, B1)	11/15/25	4.750	1,389,760
					6,867,260
Theaters & Entertainment (0.2%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(13)	(CCC+, B3)	05/15/27	6.125	699,438
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(13)	(CCC+, B3)	11/15/26	5.875	3,467,500
					4,166,938
TOTAL CORPORATE BONDS (Cost $267,963,583)					264,243,126

ASSET BACKED SECURITIES (5.6%)
Collateralized Debt Obligations (5.6%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(11)	(NR, Ba3)	10/18/27	7.550	3,422,935
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(11)	(NR, Ba3)	04/20/30	7.328	4,518,668
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(11)	(BBB-, NR)	07/20/29	5.178	2,080,707
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	04/20/31	7.678	1,929,104
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	11/23/25	7.924	2,838,810
4,327	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	3.870	4,394,252
2,612	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,692,135
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	07/27/31	7.656	674,762
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	5.453	1,956,848
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	04/27/27	8.406	1,732,765
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A (2),(6),(10),(11)	(NR, NR)	07/20/31	0.000	1,533,922
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(BB-, NR)	01/18/31	8.150	2,376,762
1,750	CIFC Funding Ltd., 2014-3A, Rule 144A, LIBOR 3M + 2.350%(1),(11)	(A, NR)	10/22/31	4.628	1,739,271
4,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	5.028	3,764,332
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	10/15/29	5.503	3,434,772

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$5,000	Galaxy CLO XVIII Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	5.303	$4,867,068
5,500	Gallatin CLO IX Ltd., 2018-1A, Rule 144A, LIBOR 3M + 1.050%(1),(11)	(NR, Aaa)	01/21/28	3.328	5,492,096
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(NR, Ba3)	01/18/31	7.700	3,001,139
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(11)	(BB-, NR)	10/15/29	8.653	2,199,938
1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(11)	(A, NR)	10/22/28	4.528	1,242,251
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	10/22/28	5.428	2,105,101
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(11)	(BB-, NR)	10/22/28	7.778	2,906,288
7,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(11)	(A, NR)	04/17/30	5.538	7,008,537
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(11)	(BBB-, NR)	04/17/30	6.538	1,001,208
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(11)	(A, NR)	01/27/31	4.276	5,817,324
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	5.276	3,804,081
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(BB-, NR)	01/27/31	8.126	4,780,453
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(BB-, NR)	04/26/31	8.017	2,137,525
3,000	Highbridge Loan Management Ltd., 12A-2018, Rule 144A, LIBOR 3M + 1.850%(1),(11)	(A, NR)	07/18/31	4.150	2,912,763
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(11)	(A, NR)	03/15/27	4.218	4,432,425
2,500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(11)	(NR, Ba3)	10/16/30	7.822	2,289,053
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	8.383	3,054,455
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	5.153	2,146,906
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(11)	(NR, Baa3)	07/17/28	5.273	3,450,127
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(11)	(NR, A2)	07/20/30	4.578	2,474,680
4,000	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(11)	(NR, Baa3)	07/15/28	5.363	3,869,851
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	5.778	2,978,127
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(11)	(NR, A2)	10/20/29	4.678	2,998,959
4,750	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(11)	(NR, Baa3)	04/20/31	5.098	4,528,196
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa2)	09/10/29	5.753	2,965,251
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(11)	(A, NR)	04/15/27	4.203	4,460,059
2,000	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(NR, Ba3)	07/20/28	9.028	2,005,614
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(11)	(NR, Ba3)	01/20/29	9.278	2,131,546
6,000	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(11)	(NR, A2)	06/20/29	4.987	6,011,430
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba3)	06/20/29	8.137	1,409,803
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	5.653	2,950,348
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(6),(10),(11)	(NR, NR)	04/17/30	0.000	2,078,298
1,478	Wendy’s Funding LLC, 2018-1A, Rule 144A(11)	(BBB, NR)	03/15/48	3.573	1,503,669
2,463	Wendy’s Funding LLC, 2018-1A, Rule 144A(11)	(BBB, NR)	03/15/48	3.884	2,491,035
TOTAL ASSET BACKED SECURITIES (Cost $153,261,857)					148,595,649

Number of Shares
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(3),(9),(14)				2,693,180

Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(3),(9),(14)				5

Chemicals (0.2%)
9,785	Huntsman Corp.(2)				201,082
31,756	Project Investor Holdings LLC(2),(3),(9),(14)				317

Number of Shares		Value
COMMON STOCKS (continued)
Chemicals
529,264	Proppants Holdings LLC(2),(3),(9),(14)	$5,112,690
		5,314,089
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(14)	218,094

Health Services (0.0%)
160,771	Valitas Health Services, Inc.(3),(9),(14)	1,608

Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(3),(9),(14)	—

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(9),(14)	52,914
71	Sprint Industrial Holdings LLC, Class H(2),(3),(9),(14)	4,799
172	Sprint Industrial Holdings LLC, Class I(2),(3),(9),(14)	11,718
		69,431
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(3),(9),(14)	40
TOTAL COMMON STOCKS (Cost $16,868,540)		8,296,447

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(9),(14)	—

Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(14)	75,158
TOTAL WARRANTS (Cost $68,804)		75,158

SHORT-TERM INVESTMENT (0.4%)
10,010,913	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(15) (Cost $10,010,913)	10,010,913

TOTAL INVESTMENTS AT VALUE (97.3)% (Cost $2,671,645,801)		2,580,224,686

OTHER ASSETS IN EXCESS OF LIABILITIES (2.7)%		71,135,537

NET ASSETS (100.0)%		$2,651,360,223

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2019.
(2)	Illiquid security (unaudited).
(3)	Security is valued using significant unobservable inputs.
(4)	This security is denominated in Euro.
(5)	All or a portion is an unfunded loan commitment.
(6)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2019.

(7)	Bond is currently in default.
(8)	This security is denominated in British Pound.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(10)	Zero coupon security.
(11)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to a value of $356,688,324 or 13.5% of net assets.

(12)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(13)	Security or portion thereof is out on loan.
(14)	Non-income producing security.
(15)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2019.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	69,108,175	USD	80,066,268	10/11/19	Morgan Stanley	$80,066,268	$77,375,598	$(2,690,670)
EUR	1,135,431	USD	1,273,929	10/11/19	JPMorgan Chase	1,273,929	1,271,263	(2,666)
GBP	36,757,389	USD	47,554,916	10/11/19	Morgan Stanley	47,554,916	45,157,016	(2,397,900)
USD	229,115,038	EUR	192,615,402	10/11/19	Morgan Stanley	(229,115,038)	(215,658,015)	13,457,023
USD	84,480,441	GBP	62,863,317	10/11/19	Morgan Stanley	(84,480,441)	(77,228,549)	7,251,892
USD	800,933	GBP	627,885	10/11/19	JPMorgan Chase	(800,933)	(771,367)	29,566
								$15,647,245

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,931,913,207	$217,090,186		$2,149,003,393
Corporate Bonds	—	264,243,126	—		264,243,126
Asset Backed Securities	—	148,595,649	—		148,595,649
Common Stocks	201,082	218,094	7,877,271		8,296,447
Warrants	—	75,158	0	(1)	75,158
Short-term Investment	—	10,010,913	—		10,010,913
	$201,082	$2,355,056,147	$224,967,457		$2,580,224,686
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$20,738,481	$—		$20,738,481

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,091,236	$—	$5,091,236

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2018	$212,933,399	$2,317,950	$8,207,136	$—		$223,458,485
Accrued discounts (premiums)	762,495	(979)	—	—		761,516
Purchases	14,871,956	—	6,998,381	68,804		21,939,141
Sales	(64,248,114)	(3,802)	—	—		(64,251,916)
Realized gain (loss)	(13,411,080)	3,802	—	—		(13,407,278)
Change in unrealized appreciation (depreciation)	(2,070,192)	(23,256)	(7,110,152)	(68,804)		(9,272,404)
Transfers into Level 3	162,833,256	—	—	—		162,833,256
Transfers out of Level 3	(94,581,534)	(2,293,715)	(218,094)	—		(97,093,343)
Balance as of July 31, 2019	$217,090,186	$—	$7,877,271	$0	(1)	$224,967,457

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2019	$376,493	$—	$(1,975,935)	$(68,804)		$(1,668,246)

(1)  Includes zero valued securities

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 7/31/2019	Technique	Input	(Weighted Average)

Bank Loans	$330,066	Market Approach	Comparable Bond Price	N/A
	$1,510,433	Income Approach	Expected Remaining Distribution	N/A
	$3,574,101	Market Approach	EBITDA Multiples	7.0 (N/A)
	$211,675,586	Vendor pricing	Single Broker Quote	$0.93 - $1.11 ($0.99)
Common Stocks	$69,471	Income Approach	Expected Remaining Distribution	$0.00 - $67.94 ($39.26)
	$2,693,180	Vendor pricing	Single Broker Quote	N/A
	$5,114,620	Market Approach	EBITDA Multiples	3.7 – 7.0 (6.6)
Warrants	$0	Market Approach	EBITDA Multiples	5.6 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2019, $162,833,256 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $97,093,343 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (44.4%)
Aerospace & Defense (0.7%)
$750	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 103.75)(1)	(B-, B3)	03/15/27	7.500	$793,125
1,350	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,419,187
					2,212,312
Auto Parts & Equipment (1.4%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B1)	11/15/26	5.625	1,231,875
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	1,235,500
1,835	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	1,869,406
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	518,600
					4,855,381
Brokerage (0.5%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B1)	09/15/25	5.750	1,560,000

Building & Construction (0.2%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	676,918

Building Materials (4.1%)
900	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	958,500
50	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	51,875
1,345	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,338,275
1,414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	1,447,978
710	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 104.00)(1)	(B-, Caa1)	04/15/26	8.000	694,913
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,414,420
350	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	345,188
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	490,625
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	771,217
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/19 @ 100.00)(1)	(CCC+, Caa1)	08/15/20	12.000	3,076,687
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	2,188,725
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	1,012,500
					13,790,903
Cable & Satellite TV (2.4%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	840,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	507,359
440	CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 102.69)(1)	(BB, B1)	06/01/29	5.375	457,050
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	574,750
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	942,750
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	319,500
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	286,377
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/19 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,475,730

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	$630,885
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,220,400
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	482,898
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	514,375
					8,252,074
Chemicals (3.2%)
1,250	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,234,375
1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,017,312
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	846,000
1,900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,852,500
250	Neon Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.06)(1)	(B, B3)	04/01/26	10.125	240,000
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	950,000
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 103.38)(1)	(BB-, B1)	11/15/22	6.750	259,375
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/18	9.000	706
750	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	746,250
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	951,250
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	721,013
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,504,312
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	321,750
					10,644,843
Diversified Capital Goods (0.7%)
1,100	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	1,201,750
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	358,750
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	798,750
					2,359,250
Electronics (0.6%)
1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,528,725
639	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	675,730
					2,204,455
Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BB+, Ba1)	06/15/24	4.750	516,250
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	1,203,125
					1,719,375
Food - Wholesale (0.3%)
900	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	914,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Forestry & Paper (0.2%)
$575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	$582,188

Gaming (1.2%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,509,375
1,400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,480,500
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	479,250
700	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	756,182
					4,225,307
Gas Distribution (0.6%)
188	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	180,010
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	446,063
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	747,187
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/16/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	680,875
					2,054,135
Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	542,500
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	261,895
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	272,250
					1,076,645
Health Services (1.1%)
1,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,537,500
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	933,750
1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 101.00)(1),(2)	(CCC+, Caa2)	11/01/21	8.125	1,246,875
					3,718,125
Hotels (0.6%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,062,500

Insurance Brokerage (1.8%)
250	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1)	(B, B2)	02/15/24	8.125	267,369
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	514,250
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,568,250
400	Alliant Holdings Co-Issuer, Rule 144A,Company Guaranteed Notes (Callable 08/12/19 @ 102.06)(1)	(CCC+, Caa2)	08/01/23	8.250	411,000
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	768,750
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,325,181
1,175	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,185,281
					6,040,081
Investments & Misc. Financial Services (1.2%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,310,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services
$1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 09/03/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	$1,287,500
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	517,500
					4,115,000
Machinery (0.4%)
1,450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,479,000

Managed Care (0.1%)
370	WellCare Health Plans, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BB, Ba2)	08/15/26	5.375	392,248

Media - Diversified (1.0%)
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	2,037,500
325	Diamond Sports Finance Co., Rule 144A, Senior Unsecured Notes (Callable 08/15/22 @ 103.31)(1)	(B, B2)	08/15/27	6.625	332,922
650	National CineMedia LLC, Global Senior Secured Notes (Callable 09/03/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	656,500
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	241,250
					3,268,172
Media Content (0.7%)
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	768,734
1,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(BB-, Ba3)	11/01/24	4.875	1,548,750
					2,317,484
Medical Products (0.4%)
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 103.25)(1)	(CCC+, Caa2)	05/15/23	6.500	1,322,750

Metals & Mining - Excluding Steel (1.4%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	1,335,750
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	474,375
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	965,770
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 104.38)(1),(5)	(B, B3)	06/15/22	8.750	1,889,062
					4,664,957
Oil Field Equipment & Services (1.1%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 09/03/19 @ 101.56)	(B, B3)	05/01/22	6.250	447,500
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	279,000
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	209,250
2,140	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 09/03/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	845,300
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	1,850,000
					3,631,050
Oil Refining & Marketing (0.3%)
906	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	918,458

Packaging (2.5%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,345,500
978	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/14/19 @ 105.44)(1)	(B, B3)	05/15/24	7.250	1,035,966

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	$770,625
975	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	1,004,737
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,338,750
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	484,500
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,038,894
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	516,875
					8,535,847
Personal & Household Products (0.6%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(C, Caa3)	03/15/25	8.875	37,500
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	980,006
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	1,001,712
					2,019,218
Pharmaceuticals (1.4%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B-, B3)	01/15/28	7.000	986,812
176	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 101.47)(1)	(B-, B3)	05/15/23	5.875	177,927
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	562,070
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba2)	11/01/25	5.500	782,813
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	121,000
750	Horizon Pharma U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, B1)	08/01/27	5.500	771,465
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,161,190
					4,563,277
Real Estate Development & Management (0.7%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,283,283

Real Estate Investment Trusts (0.5%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 09/03/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,284,375
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	254,668
					1,539,043
Recreation & Travel (1.6%)
1,430	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,565,850
1,500	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,590,000
750	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	779,062
600	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	629,250
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	768,750
					5,332,912
Restaurants (0.7%)
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,362,082

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants
$1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B, B3)	10/15/25	5.000	$1,124,750
					2,486,832
Software - Services (2.5%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,168,706
500	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.63)(1)	(BB+, Ba1)	05/15/29	5.250	519,375
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 09/03/19 @ 100.00), LIBOR 3M + 7.250%(1),(7)	(CCC, NR)	06/30/23	9.570	382,786
750	First Data Corp., Rule 144A, Secured Notes (Callable 08/03/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	773,006
2,250	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(B+, B1)	12/01/27	5.250	2,351,250
2,900	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	3,120,255
					8,315,378
Specialty Retail (1.1%)
650	GrubHub Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/22 @ 102.75)(1)	(BB, Ba3)	07/01/27	5.500	668,694
770	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	797,912
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	519,375
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B-, B1)	05/01/25	7.500	1,653,750
					3,639,731
Steel Producers/Products (0.1%)
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	316,313

Support - Services (2.3%)
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	682,500
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	435,625
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	799,219
1,000	Gems Education Delaware LLC, Rule 144A, Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,024,500
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	558,900
1,500	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,567,500
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	203,500
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	272,425
1,870	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, NR)	05/01/25	7.875	1,827,027
450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	472,500
					7,843,696
Tech Hardware & Equipment (0.9%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B, B1)	03/15/27	5.000	636,330
900	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B, B1)	03/01/27	8.250	889,875
500	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(BB-, Ba1)	03/01/26	6.000	507,975
1,115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	1,167,630
					3,201,810

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireless (0.5%)
$250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	$255,625
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,340,625
					1,596,250
Telecom - Wireline Integrated & Services (0.7%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba2)	05/15/27	5.375	215,190
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	880,313
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,111,000
					2,206,503
Theaters & Entertainment (1.1%)
1,725	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(CCC+, B3)	05/15/27	6.125	1,556,813
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 101.63)	(BB, B2)	06/01/23	4.875	1,706,485
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	516,250
					3,779,548
Transport Infrastructure/Services (0.2%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 09/02/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	755,000
TOTAL CORPORATE BONDS (Cost $149,530,017)					149,472,877

BANK LOANS (44.2%)
Advertising (0.3%)
996	MH Sub I LLC, LIBOR 1M + 3.750%(7)	(B, B2)	09/13/24	5.984	992,464

Aerospace & Defense (0.6%)
997	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(7)	(CCC+, B3)	11/28/21	7.560	986,703
995	TransDigm, Inc., LIBOR 3M + 2.500%(7)	(B+, Ba3)	06/09/23	4.830	991,505
					1,978,208
Auto Parts & Equipment (1.1%)
979	Dayco Products LLC, LIBOR 3M + 4.250%(6),(7)	(B, B3)	05/19/23	6.772	928,051
747	Jason, Inc., LIBOR 3M + 4.500%(5),(7)	(B, Caa1)	06/30/21	6.830	679,485
1,073	L&W, Inc., LIBOR 1M + 4.000%(7)	(B+, B2)	05/22/25	6.234	1,043,006
1,000	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(7)	(B+, Ba3)	04/30/26	5.734	1,001,565
					3,652,107
Building & Construction (0.1%)
424	SiteOne Landscape Supply, Inc., LIBOR 3M + 2.750%(7)	(BB, B2)	10/29/24	5.020	424,688

Building Materials (1.2%)
594	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/28/25	6.734	572,714
755	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(6),(7)	(BB-, B2)	08/13/25	5.234	757,601
495	Henry Co. LLC, LIBOR 1M + 4.000%(7)	(B, B2)	10/05/23	6.234	496,574
1,247	NCI Building Systems, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	04/12/25	6.119	1,220,873
1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(6),(7)	(B+, B2)	05/08/22	5.234	983,507
					4,031,269
Cable & Satellite TV (0.7%)
491	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B+, B2)	01/31/26	5.064	474,363
997	Altice France S.A., LIBOR 1M + 3.688%(7)	(B, B2)	01/31/26	6.013	988,734
773	Midcontinent Communications (8)	(BB, Ba3)	07/16/26	4.553	778,523
					2,241,620
Chemicals (2.5%)
416	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.771	406,859
313	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.771	306,524
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(7)	(CCC, Caa3)	09/06/22	9.533	333,754

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$760	Minerals Technologies, Inc.(6)	(BB+, Ba2)	05/09/21	4.750	$762,850
1,241	PMHC II, Inc., LIBOR 1M + 3.500%(7)	(B-, B3)	03/31/25	6.104	1,150,194
1,493	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(7)	(B, B2)	10/15/25	7.063	1,465,127
1,075	Tronox Finance LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/23/24	5.272	1,068,897
499	UTEX Industries Inc., LIBOR 1M + 4.000%(7)	(CCC+, B3)	05/22/21	6.234	465,443
739	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(7)	(B-, B3)	10/28/24	5.862	727,359
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(6),(7)	(CCC, Caa2)	10/27/25	10.580	434,587
1,477	Zep, Inc., LIBOR 3M + 4.000%(7)	(CCC+, Caa1)	08/12/24	6.330	1,180,123
					8,301,717
Diversified Capital Goods (2.1%)
1,125	Callaway Golf Co., LIBOR 1M + 4.500%(7)	(BB-, Ba3)	01/02/26	6.860	1,140,160
1,477	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(7)	(B, B2)	11/30/23	6.330	1,408,958
527	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	5.240	528,300
1,476	Dynacast International LLC, LIBOR 3M + 3.250%(6),(7)	(B, B2)	01/28/22	5.580	1,455,402
493	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500% (7)	(B, B1)	06/28/24	6.151	493,579
960	Filtration Group Corp., LIBOR 1M + 3.000%(7)	(B, B2)	03/29/25	5.234	963,064
473	Horizon Global Corp., LIBOR 3M + 6.000%(7)	(CCC, Caa3)	06/30/21	8.330	471,331
616	Thermon Industries, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	10/24/24	6.152	616,905
					7,077,699
Electronics (1.6%)
642	AI Ladder (Luxembourg) Subco Sarl, LIBOR 3M + 4.500%(7)	(B, B2)	07/09/25	6.830	625,733
491	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/26/24	5.734	490,560
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.484	480,000
1,004	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	4.240	1,004,926
978	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B3)	01/10/24	6.080	943,272
1,250	Rovi Solutions Corp., LIBOR 1M + 2.500%(7)	(BB, Ba3)	07/02/21	4.740	1,235,312
301	Seattle Spinco, Inc., LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.734	299,320
416	Triton Solar U.S. Acquisition Co., LIBOR 3M + 6.000%(7)	(B+, B3)	10/29/24	8.330	391,531
					5,470,654
Energy - Exploration & Production (0.5%)
1,500	Lower Cadence Holdings LLC, LIBOR 3M + 4.000%(7)	(B, B2)	05/22/26	6.269	1,498,432
811	PES Holdings LLC, LIBOR 3M + 0.500%(3),(7)	(D, NR)	12/31/22	9.820	263,463
					1,761,895
Environmental (0.2%)
497	GFL Environmental, Inc., LIBOR 1M + 3.000%(7)	(B+, B1)	05/30/25	5.234	494,600

Food - Wholesale (0.8%)
491	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/13/23	5.484	471,448
995	U.S. Foods, Inc., LIBOR 1M + 2.000%(7)	(BBB-, Ba3)	06/27/23	4.234	995,315
1,493	United Natural Foods, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	10/22/25	6.484	1,263,968
					2,730,731
Gaming (1.0%)
1,487	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(7)	(BB, Ba3)	12/22/24	4.984	1,477,879
983	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/05/24	6.234	980,967
748	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(7)	(B+, B1)	07/10/25	5.830	751,644
					3,210,490
Gas Distribution (0.5%)
359	BCP Renaissance Parent LLC, LIBOR 3M + 3.500% (7)	(B+, B1)	10/31/24	5.756	358,981
1,421	Traverse Midstream Partners LLC, LIBOR 2M + 4.000%(7)	(B+, B2)	09/27/24	6.260	1,394,829
					1,753,810
Health Facilities (1.3%)
2,229	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500% (7)	(B, B3)	02/22/24	7.875	2,227,456
995	Surgery Center Holdings, Inc., LIBOR 1M + 3.250% (7)	(B-, B1)	09/02/24	5.490	961,358
162	Western Dental Services, Inc., LIBOR 1M + 4.500% (7)	(B-, B3)	06/23/23	6.734	160,762
1,105	Western Dental Services, Inc., LIBOR 1M + 5.250% (7)	(B-, B3)	06/30/23	7.484	1,099,459
					4,449,035
Health Services (2.2%)
2,037	Athenahealth, Inc., LIBOR 3M + 4.500%(7)	(B, B2)	02/11/26	7.045	2,047,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$998	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(7)	(B+, B2)	02/27/26	5.984	$1,002,487
400	Carestream Health, Inc., LIBOR 1M + 5.750%(7)	(B, B1)	02/28/21	7.984	385,949
1,744	KUEHG Corp., LIBOR 3M + 3.750%(7)	(B-, B2)	02/21/25	6.080	1,746,988
1,496	Learning Care Group, Inc., LIBOR 3M + 3.250%(7)	(B-, B2)	03/13/25	5.476	1,477,509
500	Radiology Partners Holdings LLC, LIBOR 6M + 7.250%(7)	(CCC+, Caa2)	07/09/26	10.694	500,000
49	Valitas Health Services, Inc.(4),(6),(8),(9)	(B, B3)	06/30/20	1.000	48,183
167	Valitas Health Services, Inc., LIBOR 3M + 10.000% (4),(6),(7)	(B, B3)	06/30/20	12.330	164,893
294	Valitas Health Services, Inc., LIBOR 3M + 12.000% (4),(7)	(NR, NR)	06/30/20	14.330	162,556
					7,535,878
Hotels (0.1%)
485	Wynn Resorts Ltd., LIBOR 1M + 2.250%(7)	(BB, Ba3)	10/30/24	4.660	486,396

Insurance Brokerage (1.3%)
1,062	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.772	1,058,411
1,432	Alliant Holdings Intermediate, LLC, LIBOR 3M + 3.000%(7)	(B, B2)	05/09/25	5.269	1,415,158
674	AssuredPartners, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	10/22/24	5.734	672,494
1,296	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	5.234	1,280,423
					4,426,486
Investments & Misc. Financial Services (1.6%)
547	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	04/03/24	6.330	537,905
516	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/17/25	4.734	517,428
563	Ditech Holding Corp., Prime + 7.000%(3),(7)	(D, Ca)	06/30/22	12.500	215,213
569	FinCo I LLC, LIBOR 1M + 2.000%(7)	(BB, Baa3)	12/27/22	4.234	571,977
431	Focus Financial Partners LLC, LIBOR 1M + 2.500% (7)	(BB-, Ba3)	07/03/24	4.734	432,301
903	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(6),(7)	(BB-, Ba3)	07/15/24	5.484	903,125
964	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(7)	(B+, B2)	12/04/20	7.234	962,816
1,096	VFH Parent LLC, LIBOR 6M + 3.500%(7)	(B+, Ba3)	03/01/26	6.044	1,100,008
					5,240,773
Machinery (1.3%)
926	Cohu, Inc., LIBOR 6M + 3.000%(7)	(BB-, B1)	10/01/25	5.200	903,175
292	CPM Holdings, Inc., LIBOR 1M + 3.750%(7)	(B, B2)	11/15/25	5.984	289,371
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(7)	(B-, Caa2)	11/15/26	10.484	245,478
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7)	(CCC+, Caa2)	09/06/26	8.984	377,256
228	LTI Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	09/06/25	5.734	218,478
938	Milacron LLC, LIBOR 1M + 2.500%(7)	(B+, B2)	09/28/23	4.734	938,126
715	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7)	(B+, B1)	06/27/24	4.991	716,022
796	Pro Mach Group, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	03/07/25	5.064	777,232
					4,465,138
Managed Care (0.4%)
1,487	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(7)	(B+, B2)	04/02/25	5.875	1,489,342

Media - Diversified (0.1%)
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa1)	10/19/26	9.234	250,000

Media Content (0.3%)
1,000	NASCAR Holdings, Inc. (8)	(BB, Ba2)	07/26/26	2.750	1,005,630

Medical Products (1.3%)
1,064	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(6),(7)	(CCC+, B3)	06/15/23	7.201	992,621
889	Avantor, Inc., LIBOR 1M + 3.000%(7)	(B+, Ba2)	11/21/24	5.234	897,921
997	CryoLife, Inc., LIBOR 3M + 3.250%(7)	(B, B2)	12/02/24	5.580	1,001,623
995	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/15/22	5.234	986,454
250	Sotera Health Holdings LLC(8)	(B, B1)	05/15/22	3.500	250,625
222	Viant Medical Holdings, Inc., LIBOR 3M + 3.750% (7)	(B, B2)	07/02/25	6.080	221,338
					4,350,582
Metals & Mining - Excluding Steel (0.3%)
1,149	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6),(7)	(BB-, B1)	02/12/25	5.734	1,134,939
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(7)	(NR, NR)	02/28/19	8.750	12,722
					1,147,661
Non - Electric Utilities (0.2%)
735	BCP Raptor LLC, LIBOR 1M + 4.250%(7)	(B, B3)	06/24/24	6.484	699,996

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Oil Refining & Marketing (0.4%)
$1,378	EG America LLC, LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	6.330	$1,366,718

Packaging (1.1%)
1,000	Berry Global, Inc., LIBOR 3M + 2.500%(7)	(BBB-, Ba2)	07/01/26	4.902	1,000,470
712	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B2)	12/29/23	5.319	683,083
825	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B, B3)	11/18/23	5.897	809,165
742	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(7)	(B, B3)	10/25/24	6.329	676,881
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(7)	(CCC+, Caa3)	10/27/25	10.329	365,000
					3,534,599
Personal & Household Products (1.1%)
490	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(7)	(CCC+, Caa1)	09/29/25	9.984	486,504
1,482	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	6.984	1,481,038
1,232	Serta Simmons Bedding LLC, LIBOR 1M + 3.500% (7)	(CCC+, Caa1)	11/08/23	5.865	848,826
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000% (7)	(CCC-, Caa3)	11/08/24	10.314	116,250
860	TricorBraun Holdings, Inc., LIBOR 2M + 3.750(7)	(B-, B2)	11/30/23	6.018	846,581
					3,779,199
Pharmaceuticals (1.0%)
453	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	06/02/25	5.379	455,559
247	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(7)	(BB-, Ba2)	11/27/25	5.129	246,973
875	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(7)	(B+, B1)	04/29/24	6.500	800,901
972	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	6.080	972,906
1,000	Syneos Health, Inc., LIBOR 1M + 1.500%(7)	(BB, Ba3)	03/25/24	3.734	990,000
					3,466,339
Real Estate Development & Management (1.0%)
357	Capital Automotive LP, LIBOR 1M + 2.500%(7)	(B, B1)	03/24/24	4.740	356,911
890	Capital Automotive LP, LIBOR 1M + 6.000%(7)	(CCC+, B3)	03/24/25	8.234	896,622
1,023	Forest City Enterprises LP, LIBOR 1M + 4.000%(7)	(B+, B2)	12/07/25	6.234	1,033,143
1,000	Hanjin International Corp., LIBOR 1M + 2.500%(7)	(B+, Ba3)	10/18/20	4.769	990,000
					3,276,676
Real Estate Investment Trusts (0.7%)
2,245	DTZ U.S. Borrower LLC, LIBOR 1M + 3.250%(7)	(BB-, Ba3)	08/21/25	5.484	2,256,916

Recreation & Travel (1.1%)
33	Bulldog Purchaser, Inc.(5),(8),(9)	(CCC+, Caa2)	09/04/26	3.875	32,730
217	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(5),(7)	(CCC+, Caa2)	09/04/26	9.984	216,020
38	Bulldog Purchaser, Inc.(8),(9)	(B+, B2)	09/05/25	3.750	37,714
1,451	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	09/05/25	5.984	1,436,431
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(7)	(B, B2)	04/27/25	6.830	1,979,312
					3,702,207
Restaurants (1.8%)
1,276	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(7)	(B, B2)	06/27/25	5.734	1,234,783
1,901	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	5.020	1,907,205
746	IRB Holding Corp., LIBOR 3M + 3.250%(7)	(B, B2)	02/05/25	5.550	744,289
497	K-Mac Holdings Corp., LIBOR 1M + 3.000%(7)	(B-, B2)	03/14/25	5.234	493,881
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	8.984	294,883
744	Miller’s Ale House, Inc., LIBOR 12M + 4.750%(7)	(B-, B3)	05/26/25	6.932	725,752
748	Tacala LLC, LIBOR 1M + 3.250%(7)	(B-, B2)	01/31/25	5.234	744,366
					6,145,159
Software - Services (5.1%)
1,281	Air Newco LLC, LIBOR 1M + 4.750%(7)	(B, B3)	05/31/24	7.110	1,282,384
1,245	Compuware Corp., LIBOR 1M + 4.000%(7)	(B, B2)	08/22/25	6.234	1,251,222
1,233	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	04/26/24	4.990	1,222,821
902	Emerald TopCo, Inc., LIBOR 1M + 1.500%(7)	(B, B2)	07/24/26	5.734	900,995
1,718	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.490	1,716,757
364	Flexera Software LLC, LIBOR 1M + 3.500%(7)	(B-, B1)	02/26/25	5.740	365,100
1,535	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.490	1,532,816
744	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC, Caa1)	07/07/25	9.234	749,271
1,247	Hyland Software, Inc., LIBOR 1M + 3.250%(7)	(B-, B1)	07/01/24	5.484	1,250,485
685	MA FinanceCo. LLC, LIBOR 1M + 2.250%(6),(7)	(BB-, B1)	11/19/21	4.484	685,187
45	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.734	44,322
385	Newport Group, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	09/13/25	6.152	382,501
1,136	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	04/26/24	6.560	1,137,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$536	Project Boost Purchaser, LLC, LIBOR 3M + 3.500% (7)	(B-, B2)	06/01/26	6.024	$535,270
499	Project Leopard Holdings, Inc., LIBOR 1M + 4.250%(7)	(B, B2)	07/07/23	6.450	498,330
695	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.734	691,965
499	SolarWinds Holdings, Inc., LIBOR 1M + 2.750%(7)	(B, B1)	02/05/24	4.984	499,515
237	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.484	236,859
347	SS&C Technologies, Inc., LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.484	347,893
1,200	The Ultimate Software Group, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/04/26	6.080	1,211,154
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(7)	(CCC+, Caa1)	02/22/25	10.580	501,250
					17,043,410
Specialty Retail (0.4%)
684	Champ Acquisition Corp., LIBOR 3M + 5.500%(7)	(B, B1)	12/19/25	7.830	683,402
38	Mister Car Wash Holdings, Inc.(8),(9)	(NR, B2)	05/14/26	1.750	38,300
766	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	05/14/26	5.825	766,005
					1,487,707
Steel Producers/Products (0.9%)
1,260	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	5.070	1,263,960
1,814	Zekelman Industries, Inc., LIBOR 1M + 2.250%(7)	(BB-, B1)	06/14/21	4.484	1,817,148
					3,081,108
Support - Services (2.5%)
1,473	Brand Energy & Infrastructure Services, Inc., LIBOR 2M + 4.250%(7)	(B-, B3)	06/21/24	6.613	1,426,010
2,034	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(7)	(B+, B1)	03/01/24	4.734	2,033,282
705	Long Term Care Group, Inc., LIBOR 1M + 5.250%(7)	(B, B3)	12/06/22	7.484	696,399
1,000	Pike Corp., LIBOR 1M + 3.250%(7)	(B, B2)	07/19/26	5.520	1,005,500
741	PT Intermediate Holdings III LLC, LIBOR 1M + 4.000%(7)	(B-, B3)	12/07/24	6.330	719,620
982	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(5),(6),(7)	(CCC+, Caa1)	12/20/23	6.741	913,654
721	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/31/25	5.484	711,230
169	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(5),(6),(7)	(C, C)	11/14/19	13.500	167,826
490	St. George’s University Scholastic Services, LIBOR 1M + 3.500%(7)	(B+, B2)	07/17/25	5.740	492,146
327	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(7)	(CCC+, Caa2)	08/25/25	9.950	322,977
					8,488,644
Tech Hardware & Equipment (0.2%)
600	CommScope, Inc., LIBOR 1M + 3.250%(7)	(BB-, Ba1)	04/06/26	5.484	602,233

Telecom - Wireless (0.4%)
499	Sprint Communications, Inc., LIBOR 1M + 2.500%(7)	(BB-, Ba2)	02/02/24	4.750	498,288
748	Sprint Communications, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	02/02/24	5.250	748,704
					1,246,992
Telecom - Wireline Integrated & Services (1.2%)
1,500	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.484	1,503,285
1,633	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	5.234	1,628,312
462	TVC Albany, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	07/23/25	5.730	459,292
438	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7)	(CCC, Caa2)	07/23/26	9.730	431,485
					4,022,374
Theaters & Entertainment (1.0%)
499	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(7)	(BB-, Ba2)	04/22/26	5.230	500,062
1,204	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(7)	(B-, B2)	07/03/26	6.740	1,174,120
1,810	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B, B2)	12/06/23	5.274	1,624,688
172	TopGolf International, Inc., LIBOR 1M + 5.500%(7)	(B-, B3)	02/08/26	7.879	172,988
					3,471,858
Trucking & Delivery (0.7%)
556	International Seaways, Inc., LIBOR 3M + 6.000% (6),(7)	(B+, B3)	06/22/22	8.240	556,276
766	Navios Maritime Partners LP, LIBOR 3M + 5.000% (7)	(BB-, B2)	09/14/20	7.440	763,546
989	Transplace Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B2)	10/07/24	6.019	985,224
					2,305,046
TOTAL BANK LOANS (Cost $151,533,307)					148,946,054

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (4.3%)
Collateralized Debt Obligations (4.3%)
$500	BlueMountain CLO 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 2.050%(1),(7)	(A, NR)	07/30/30	4.316	$488,701
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.503	685,055
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.656	674,762
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	8.406	468,315
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5),(8),(10)	(NR, NR)	07/20/31	0.000	383,481
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	8.150	679,075
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.700	692,570
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(7)	(BB-, NR)	10/15/29	8.653	733,313
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	8.126	696,182
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	8.017	712,508
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(5),(8),(10)	(NR, NR)	07/25/27	0.000	192,971
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	7.028	496,645
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	7.822	457,811
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	8.383	704,874
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	5.273	492,875
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(7)	(NR, Baa2)	07/14/26	5.903	500,516
750	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(7)	(NR, Baa3)	07/15/28	5.363	725,597
750	THL Credit Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(7)	(NR, Ba3)	10/15/27	7.853	719,459
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/15/32	9.115	999,469
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(7)	(NR, Baa3)	10/22/31	5.778	496,354
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	8.428	473,078
500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/20/28	9.028	501,404
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	9.278	495,708
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba3)	06/20/29	8.137	704,901
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.653	491,725
TOTAL ASSET BACKED SECURITIES (Cost $15,585,102)					14,667,349

Number of Shares
COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.1%)
23,014	UCI International, Inc.(4),(5),(6),(11)	460,280

Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(6),(11)	2

Building Materials (0.2%)
60,000	Cornerstone Building Brands, Inc.(11)	349,200
2,935	Euramax International, Inc.(11)	234,792
		583,992
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(11)	15
25,202	Proppants Holdings LLC(4),(5),(6),(11)	243,451
		243,466
Energy - Exploration & Production (0.0%)
54,344	Independence Contract Drilling, Inc.(11)	68,327
37,190	PES Energy, Inc.(5),(11)	9,297
		77,624
Health Services (0.0%)
19,755	Valitas Health Services, Inc.(4),(6),(11)	198

Metals & Mining - Excluding Steel (0.2%)
1,100,000	Taseko Mines Ltd.(11)	510,985

Number of Shares		Value
COMMON STOCKS (continued)
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(11)	$5,880
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(11)	533
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(11)	1,302
		7,715
TOTAL COMMON STOCKS (Cost $2,921,825)		1,884,262

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(11)	—

Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(11)	23,345
TOTAL WARRANTS (Cost $3,276)		23,345

TOTAL INVESTMENTS AT VALUE (93.5%) (Cost $319,573,527)		314,993,887

OTHER ASSETS IN EXCESS OF LIABILITIES (6.5%)		21,960,755

NET ASSETS (100.0%)		$336,954,642

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to a value of $139,797,451 or 41.5% of net assets.

(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	Security is valued using significant unobservable inputs.
(7)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2019.
(8)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2019.

(9)	All or a portion is an unfunded loan commitment.
(10)	Zero coupon security.
(11)	Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	995,000	USD	745,159	10/11/19	Morgan Stanley	$745,159	$758,665	$13,506
CAD	77,000	USD	57,886	10/11/19	Barclays Bank PLC	57,886	58,711	825
CAD	99,000	USD	75,007	10/11/19	JPMorgan Chase	75,007	75,487	480
CAD	143,000	USD	109,410	10/11/19	Deutsche Bank AG	109,410	109,033	(377)
EUR	1,820,929	USD	2,060,736	10/11/19	JPMorgan Chase	2,060,736	2,038,768	(21,968)
USD	1,370,858	CAD	1,787,000	10/11/19	Morgan Stanley	(1,370,858)	(1,362,545)	8,313
USD	99,086	CAD	132,000	10/11/19	JPMorgan Chase	(99,086)	(100,648)	(1,562)
USD	42,116	CAD	55,000	10/11/19	Deutsche Bank AG	(42,116)	(41,936)	180
USD	2,165,461	EUR	1,820,929	10/11/19	Morgan Stanley	(2,165,461)	(2,038,767)	126,694
								$126,091

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$149,472,171	$706		$149,472,877
Bank Loans	—	137,145,867	11,800,187		148,946,054
Asset Backed Securities	—	14,667,349	—		14,667,349
Common Stocks	860,185	312,416	711,661		1,884,262
Warrants	—	23,345	0	(1)	23,345
	$860,185	$301,621,148	$12,512,554		$314,993,887
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$149,998	$—		$149,998

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$23,907	$—	$23,907

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2018	$388,712	$14,704,079	$1,152,121	$—		$16,244,912
Accrued discounts (premiums)	150	81,786	—	—		81,936
Purchases	48,323	2,243,955	573,109	3,276		2,868,663
Sales	(54,542)	(3,387,606)	—	—		(3,442,148)
Realized gain (loss)	5,386	(487,763)	—	—		(482,377)
Change in unrealized appreciation (depreciation)	(4,537)	(141,626)	(701,153)	(3,276)		(850,592)
Transfers into Level 3	—	5,464,959	—	—		5,464,959
Transfers out of Level 3	(382,786)	(6,677,597)	(312,416)	—		(7,372,799)
Balance as of July 31, 2019	$706	$11,800,187	$711,661	$0	(1)	$12,512,554

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2019	$(1,176)	$44,732	$(1,111,593)	$(3,276)		$(1,071,313)

(1)  Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 7/31/2019	Valuation Technique	Unobservable Input	Range (Weighted Average)

Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	N/A
Bank Loans	$167,826	Income Approach	Expected Remaining Distribution	N/A
	$213,076	Market Approach	EBITDA Multiples	7.0 (N/A)
	$11,419,285	Vendor Pricing	Single Broker Quote	$0.93 - $1.00 ($0.98)
Common Stocks	$7,715	Income Approach	Expected Remaining Distribution	N/A
	$243,666	Market Approach	EBITDA Multiples	3.7 – 7.0 (6.6)
	$460,280	Vendor Pricing	Single Broker Quote	N/A
Warrants	$0	Market Approach	EBITDA Multiples	5.6 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2019, $7,372,799 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs and $5,464,959 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (58.7%)
$25,000	United States Treasury Bills	(AA+, Aaa)	09/26/19	2.408	$24,921,049
35,000	United States Treasury Bills	(AA+, Aaa)	10/24/19	2.386	34,834,816
85,000	United States Treasury Bills	(AA+, Aaa)	12/19/19	2.133	84,330,294
60,000	United States Treasury Bills	(AA+, Aaa)	04/23/20	2.237	59,145,106
7,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	6,928,007
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $209,927,682)					210,159,272

TOTAL INVESTMENTS AT VALUE (58.7%) (Cost $209,927,682)					210,159,272

OTHER ASSETS IN EXCESS OF LIABILITIES (41.3%)					147,633,286

NET ASSETS (100.0%)					$357,792,558

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2019.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Foreign Exchange Contracts
CAD Currency Futures	USD	Sep 2019	712	$54,008,760	$(455,957)
JPY Currency Futures	USD	Sep 2019	642	74,018,588	(849,984)
					$(1,305,941)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2019	965	37,196,793	$158,812
FTSE 100 Index Futures	GBP	Sep 2019	474	43,735,247	863,840
Hang Seng Index Futures	HKD	Aug 2019	209	37,054,721	(1,091,326)
Nikkei 225 Index Futures OSE	JPY	Sep 2019	224	44,459,590	(95,607)
S&P 500 E Mini Index Futures	USD	Sep 2019	258	38,471,670	1,106,691
					$942,410
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2019	156	220,979,047	$399,371
10YR U.S. Treasury Note Futures	USD	Sep 2019	940	119,776,563	1,855,952
EURO Bund Futures	EUR	Sep 2019	497	96,876,680	2,356,172
Long Gilt Futures	GBP	Sep 2019	564	91,731,067	2,547,806
					$7,159,301
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2019	(791)	(54,191,410)	$570,956
EUR Currency Futures	USD	Sep 2019	(455)	(63,287,656)	1,008,074
GBP Currency Futures	USD	Sep 2019	(736)	(56,064,800)	2,552,972
					$4,132,002
					$10,927,772

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$21,967,797	11/29/19	Goldman Sachs	0.20%	Bloomberg Energy Index	$—	$—	$5,447
USD	5,792,298	11/29/19	Goldman Sachs	0.06%	Bloomberg Energy Index	—	—	(217,081)
USD	57,580,190	12/06/19	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	—	—	4,418,750
USD	25,778,927	12/06/19	Goldman Sachs	0.10%	Bloomberg Agriculture Index	—	—	517,256
USD	25,386,951	12/06/19	Goldman Sachs	0.07%	Bloomberg Industrial Metals Index	—	—	55,616
								$4,779,988

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$210,159,272	$—	$210,159,272
	$—	$210,159,272	$—	$210,159,272
Other Financial Instruments*
Futures Contracts	$13,420,646	$—	$—	$13,420,646
Swap Contracts**	—	4,997,069	—	4,997,069

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,492,874	$—	$—	$2,492,874
Swap Contracts**	—	217,081	—	217,081

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2019 (unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND (4.5%)
UNITED STATES (4.5%)
Diversified Financial Services (4.5%)
Alerian MLP ETF(1) (Cost $3,561,424)	359,627	$3,535,133

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%(2)

UNITED STATES TREASURY OBLIGATIONS (38.4%)
$10,000	United States Treasury Bills	(AA+, Aaa)	01/02/20	2.458	9,913,981
20,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	19,794,306
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $29,646,321)					29,708,287

SHORT-TERM INVESTMENT (5.2%)

	Number of Shares

State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(3) (Cost $4,012,158)	4,012,158	4,012,158

TOTAL INVESTMENTS AT VALUE (48.1%) (Cost $37,219,903)		37,255,578

OTHER ASSETS IN EXCESS OF LIABILITIES (51.9%)		40,137,901

NET ASSETS (100.0%)		$77,393,479

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2019.
(3)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2019.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	7,845,121	HKD	61,333,156	06/17/20	Morgan Stanley	$(7,845,121)	$(7,846,192)	$(1,071)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2019	46	$1,781,925	$(3,968)
Corn Futures	USD	Dec 2019	221	4,530,500	(180,721)
Wheat Futures	USD	Dec 2019	121	2,984,163	(76,831)
					$(261,520)
Energy
Gasoline RBOB Futures	USD	Nov 2019	30	2,101,932	$35,668
Light Sweet Crude Oil Futures	USD	Nov 2019	115	6,740,150	153,178
Low Sulphur Gasoil Futures	USD	Nov 2019	35	2,109,625	33,208
Natural Gas Futures	USD	Nov 2019	202	4,706,600	88,310
NY Harbor ULSD Futures	USD	Nov 2019	21	1,746,272	26,008
					$336,372
Foreign Exchange Contracts
CAD Currency Futures	USD	Sep 2019	25	1,896,375	$(16,382)
JPY Currency Futures	USD	Sep 2019	19	2,190,581	(23,090)
					$(39,472)
Index Contracts
FTSE 100 Index Futures	GBP	Sep 2019	13	1,199,490	$23,692
Hang Seng Index Futures	HKD	Aug 2019	6	1,063,772	(31,330)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Nikkei 225 Index Futures OSE	JPY	Sep 2019	6	$1,190,882	$(2,347)
					$(9,985)
Industrial Metals
LME Nickel Futures	USD	Sep 2019	25	2,176,050	$366,084
LME Nickel Futures	USD	Nov 2019	30	2,610,540	34,239
LME Primary Aluminum Futures	USD	Sep 2019	56	2,506,350	(12,438)
LME Primary Aluminum Futures	USD	Nov 2019	68	3,068,075	(16,528)
LME Zinc Futures	USD	Sep 2019	31	1,899,137	(60,589)
LME Zinc Futures	USD	Nov 2019	38	2,322,750	(8,123)
					$302,645
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2019	47	6,658,568	$11,711
10YR U.S. Treasury Note Futures	USD	Sep 2019	26	3,312,969	2,207
EURO Bund Futures	EUR	Sep 2019	14	2,728,920	66,371
Long Gilt Futures	GBP	Sep 2019	16	2,602,300	73,364
					$153,653
Precious Metals
Copper Futures	USD	Dec 2019	81	5,418,900	$(48,219)
Silver Futures	USD	Dec 2019	36	2,975,940	(9,899)
					$(58,118)
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Sep 2019	(46)	(1,718,962)	$3,607
Corn Futures	USD	Sep 2019	(221)	(4,422,763)	182,330
Wheat Futures	USD	Sep 2019	(121)	(2,947,863)	73,281
					$259,218
Energy
Gasoline RBOB Futures	USD	Sep 2019	(30)	(2,347,128)	$(34,653)
Light Sweet Crude Oil Futures	USD	Sep 2019	(115)	(6,736,700)	(166,172)
Low Sulphur Gasoil Futures	USD	Sep 2019	(35)	(2,113,125)	(35,367)
Natural Gas Futures	USD	Sep 2019	(202)	(4,510,660)	(126,431)
NY Harbor ULSD Futures	USD	Sep 2019	(21)	(1,738,157)	(26,987)
					$(389,610)
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2019	(19)	(1,301,690)	$13,539
EUR Currency Futures	USD	Sep 2019	(14)	(1,947,312)	25,309
GBP Currency Futures	USD	Sep 2019	(21)	(1,599,675)	72,844
					$111,692
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2019	(151)	(5,820,431)	$(27,268)
S&P 500 E Mini Index Futures	USD	Sep 2019	(69)	(10,288,935)	(296,734)
					$(324,002)
Industrial Metals
LME Nickel Futures	USD	Sep 2019	(55)	(4,787,310)	$(445,078)
LME Primary Aluminum Futures	USD	Sep 2019	(124)	(5,549,775)	865
LME Zinc Futures	USD	Sep 2019	(69)	(4,227,113)	31,126
					$(413,087)
Precious Metals
Copper Futures	USD	Sep 2019	(81)	(5,398,650)	$47,931
Silver Futures	USD	Sep 2019	(36)	(2,952,900)	9,600
					$57,531
					$(274,683)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$15,149,453	01/17/20	Barclays Bank PLC	Barclays WSVC Strategy(a)	0.60%	$—	$—	$723,914
USD	22,042,338	03/11/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	—	—	1,526,753
USD	9,927,032	10/24/19	BNP Paribas	BNP Paribas CPS 2x1 D15 US Index ER	0.35%	—	—	(1,809)
USD	1,759,999	12/20/19	BNP Paribas	2.39%	iBoxx $ Liquid High Yield Index	—	—	(36,137)
EUR	2,720,861	02/21/20	BNP Paribas	EUR Custom Equity Basket	1.00%	46	—	(3,976)
CAD	1,770,041	02/21/20	BNP Paribas	CAD Basket(b)	2.06%	—	—	(30,647)
DKK	474,426	02/21/20	BNP Paribas	DKK Custom Equity Basket(b)	1.00%	—	—	(8,677)
GBP	2,057,442	02/21/20	BNP Paribas	GBP Custom Equity Basket(b)	1.22%	—	—	30,639
CHF	630,655	07/15/20	BNP Paribas	CHF Custom Equity Basket(b)	1.00%	246	—	16,063
USD	12,787,151	10/24/19	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	—	—	(192,323)
USD	4,133,136	11/29/19	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped	0.40%	—	—	56,931
USD	27,000,001	09/20/19	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.39%	—	—	2,614,268
USD	1,800,000	09/20/19	Goldman Sachs	2.39%	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	—	—	(144,523)
USD	240,804	11/14/19	Goldman Sachs	Finisar Corp.	2.60%	—	—	3,320
USD	85,374	11/14/19	Goldman Sachs	1.85%	II-VI, Inc.	—	—	(5,953)
CHF	355,285	11/15/19	Goldman Sachs	Ceva Logistics AG	1.00%	—	—	4,826
GBP	338,117	11/28/19	Goldman Sachs	BTG PLC	1.16%	—	—	352
USD	625,859	11/29/19	Goldman Sachs	0.20%	Bloomberg Energy Index	—	—	11,354
USD	7,977,648	12/06/19	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy	0.60%	—	—	(416,102)
USD	14,023,185	12/06/19	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy	0.60%	—	—	837
USD	1,435,501	12/06/19	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	—	—	109,751
USD	453,983	12/06/19	Goldman Sachs	Tribune Media Co.	2.60%	—	—	587

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$583,100	12/06/19	Goldman Sachs	0.10%	Bloomberg Agriculture Index	$—	$—	$15,357
USD	381,493	12/06/19	Goldman Sachs	0.07%	Bloomberg Industrial Metals Index	—	—	3,575
USD	478,722	01/23/20	Goldman Sachs	Fiserv, Inc.	2.61%	—	—	63,926
USD	486,186	01/23/20	Goldman Sachs	1.99%	Fiserv, Inc.	—	—	(56,463)
USD	596,486	02/07/20	Goldman Sachs	Fiserv, Inc.	2.61%	—	—	79,637
USD	263,109	02/07/20	Goldman Sachs	Finisar Corp.	2.60%	—	—	3,628
USD	93,277	02/07/20	Goldman Sachs	1.85%	II-VI, Inc.	—	—	(6,529)
GBP	475,224	02/07/20	Goldman Sachs	BTG PLC	1.16%	—	—	495
USD	94,967	02/07/20	Goldman Sachs	Connecticut Water Service, Inc.	2.60%	—	—	27
USD	605,866	02/07/20	Goldman Sachs	1.99%	Fiserv, Inc.	—	—	(70,362)
USD	893,277	02/13/20	Goldman Sachs	1.85%	BB&T Corp.	—	—	(28,440)
USD	883,416	02/13/20	Goldman Sachs	Suntrust Banks, Inc.	2.60%	—	—	36,464
USD	515,350	02/27/20	Goldman Sachs	Spark Therapeutics, Inc.	2.60%	—	—	(15,250)
USD	383,835	04/03/20	Goldman Sachs	1.85%	Centene Corp.	—	—	(4,548)
USD	623,305	04/03/20	Goldman Sachs	Wellcare Health Plans, Inc.	2.62%	—	—	10,368
EUR	137,104	04/17/20	Goldman Sachs	Wessanen NV	0.06%	—	—	(955)
USD	867,271	04/17/20	Goldman Sachs	Advanced Disposal Services, Inc.	2.60%	—	—	5,392
EUR	40,214	04/20/20	Goldman Sachs	Wessanen NV	0.06%	—	—	(280)
USD	269,683	04/24/20	Goldman Sachs	Fiserv, Inc.	2.61%	—	—	35,959
GBP	278,744	04/24/20	Goldman Sachs	BTG PLC	1.16%	—	—	163
USD	293,133	04/24/20	Goldman Sachs	Advanced Disposal Services, Inc.	2.60%	—	—	1,822
USD	224,031	04/24/20	Goldman Sachs	1.85%	BB&T Corp.	—	—	(7,133)
USD	274,522	04/24/20	Goldman Sachs	1.85%	Fidelity National Information Services, Inc.	—	—	(13,964)
USD	273,934	04/24/20	Goldman Sachs	1.99%	Fiserv, Inc.	—	—	(31,813)
USD	221,557	04/24/20	Goldman Sachs	Suntrust Banks, Inc.	2.60%	—	—	9,145
USD	299,370	04/24/20	Goldman Sachs	Worldpay, Inc. Class A	2.74%	—	—	15,315
CAD	742,485	05/15/20	Goldman Sachs	Westjet Airlines Ltd.	2.36%	—	—	1,207
USD	1,171,929	05/15/20	Goldman Sachs	Zayo Group Holdings, Inc.	2.60%	—	—	19,785
EUR	50,695	05/25/20	Goldman Sachs	Wessanen NV	0.06%	—	—	(353)
USD	91,789	05/26/20	Goldman Sachs	1.85%	Centene Corp.	—	—	(1,088)
USD	36,684	05/26/20	Goldman Sachs	1.85%	II-VI, Inc.	—	—	(2,539)
USD	103,354	05/26/20	Goldman Sachs	Finisar Corp.	2.60%	—	—	1,425
USD	105,750	05/26/20	Goldman Sachs	Spark Therapeutics, Inc.	2.60%	—	—	(3,129)
USD	149,186	05/26/20	Goldman Sachs	Wellcare Health Plans, Inc.	2.60%	—	—	2,482
USD	546,818	06/05/20	Goldman Sachs	Cypress Semiconductor Corp.	2.60%	—	—	16,177
USD	1,163,622	06/05/20	Goldman Sachs	EL Paso Electric Co.	2.60%	—	—	1,759
USD	1,268,559	06/05/20	Goldman Sachs	1.85%	Global Payments, Inc.	—	—	(42,392)
USD	1,263,989	06/05/20	Goldman Sachs	Total System Services, Inc.	2.60%	—	—	43,945
USD	705,375	06/12/20	Goldman Sachs	Shutterfly, Inc.	2.60%	—	—	1,954

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$1,210,090	06/12/20	Goldman Sachs	1.85%	United Technologies Corp.	$—	$—	$(9,678)
USD	678,972	06/12/20	Goldman Sachs	Raytheon Co.	2.60%	—	—	33,782
USD	1,156,459	06/19/20	Goldman Sachs	Medidata Solutions, Inc.	2.60%	—	—	9,057
EUR	1,400,172	06/26/20	Goldman Sachs	Altran Technologies SA	0.06%	—	—	35,338
USD	811,742	06/26/20	Goldman Sachs	Array Biopharma, Inc.	2.74%	—	—	16,973
USD	749,680	06/26/20	Goldman Sachs	LegacyTexas Financial Group, Inc.	2.60%	—	—	10,494
USD	231,597	06/26/20	Goldman Sachs	1.85%	Nanometrics, Inc.	—	—	16,518
USD	642,438	06/26/20	Goldman Sachs	1.85%	Prosperity Bancshares, Inc.	—	—	(9,203)
USD	234,014	06/26/20	Goldman Sachs	Rudolph Technologies, Inc.	2.60%	—	—	(4,602)
USD	32,005	07/01/20	Goldman Sachs	Connecticut Water Service, Inc.	2.60%	—	—	9
USD	10,639,935	07/15/20	Goldman Sachs	US Equity Buyback Basket(b)	2.66%	—	—	50,211
USD	519,001	07/17/20	Goldman Sachs	Acacia Communications, Inc.	2.67%	—	—	20,105
USD	230,268	07/17/20	Goldman Sachs	1.94%	Callon Petroleum Co.	—	—	13,026
USD	223,683	07/17/20	Goldman Sachs	Carrizo Oil & Gas, Inc.	2.67%	—	—	(18,416)
USD	76,251	07/17/20	Goldman Sachs	1.94%	Hillenbrand, Inc.	—	—	3,447
USD	229,327	07/17/20	Goldman Sachs	Milacron Holdings Corp.	2.67%	—	—	(3,553)
USD	232,822	07/17/20	Goldman Sachs	1.94%	People’s United Financial, Inc.	—	—	(3,364)
USD	230,160	07/17/20	Goldman Sachs	United Financial Bancorp, Inc.	2.67%	—	—	5,575
GBP	695,972	07/24/20	Goldman Sachs	EI Group PLC	1.17%	—	—	(5,534)
USD	33,362,717	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	175,111
USD	42,691,396	08/16/19	JPMorgan Chase	J.P. Morgan Helix 3 Index	0.60%	—	—	(184,834)
USD	9,631,304	08/16/19	JPMorgan Chase	J.P. Morgan Divimont Bespoke	0.10%	—	—	(42,020)
USD	4,400,000	09/20/19	JPMorgan Chase	2.39%	iBoxx $ Liquid High Yield Index	—	—	(555,801)
USD	11,200,000	09/20/19	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.84%	—	—	250,760

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$1,870,000	09/20/19	JPMorgan Chase	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	2.39%	$—	$—	$70,416
USD	7,200,000	10/25/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	3.18%	—	—	12,250
USD	2,500,000	10/25/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	3.15%	—	—	(5,828)
USD	68,127	12/09/19	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.58%	—	—	(7,917)
USD	75,135	03/09/20	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.58%	—	—	(8,731)
USD	465,864	03/09/20	JPMorgan Chase	Tribune Media Co.	2.58%	—	—	602
USD	799,813	04/13/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.58%	—	—	3,280
USD	981,686	04/27/20	JPMorgan Chase	1.83%	Fidelity National Information Services, Inc.	—	—	(49,936)
USD	1,070,592	04/27/20	JPMorgan Chase	Worldpay, Inc. Class A	2.71%	—	—	54,768
DKK	1,016,766	05/04/20	JPMorgan Chase	1.00%	DSV A/S	—	—	(22,695)
CHF	1,019,848	05/04/20	JPMorgan Chase	Panalpina Welttransport Holding AG - REG	1.00%	—	—	6,402
CHF	296,921	05/25/20	JPMorgan Chase	Panalpina Welttransport Holding AG - REG	1.00%	—	—	1,864
DKK	299,936	05/25/20	JPMorgan Chase	1.00%	DSV A/S	—	—	(6,695)
USD	230,713	05/26/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.63%	—	—	946
USD	230,704	05/26/20	JPMorgan Chase	Tribune Media Co.	2.63%	—	—	298
USD	1,182,382	07/13/20	JPMorgan Chase	1.83%	Salesforce.Com, Inc.	—	—	612
USD	1,177,702	07/13/20	JPMorgan Chase	Tableau Software, Inc. Class A	2.76%	—	—	(2,011)
EUR	1,163,996	07/20/20	JPMorgan Chase	Axel Springer SE	1.00%	—	—	8,382
GBP	1,143,120	08/03/20	JPMorgan Chase	Merlin Entertainments PLC	1.06%	—	—	7,234
USD	1,161,182	08/03/20	JPMorgan Chase	Genesee & Wyoming, Inc. Class A	2.63%	—	—	8,844
EUR	1,117,600	08/11/20	JPMorgan Chase	Osram Licht AG	1.00%	—	—	32,064
CAD	241,080	08/24/20	JPMorgan Chase	1.50%	Barrick Gold Corp.	—	—	14,573
GBP	78,587	08/24/20	JPMorgan Chase	Acacia Mining PLC	1.07%	—	—	(1,271)
GBP	160,169	08/25/20	JPMorgan Chase	Acacia Mining PLC	1.07%	—	—	(4,880)
USD	10,545,037	01/10/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.10%	—	—	(121,708)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$39,605,834	12/06/19	Societe Generale	SG US Trend Index	0.30%	$—	$—	$7,003
USD	38,685,358	11/29/19	Societe Generale	SGI Coda VT6 Index	1.20%	—	—	(51,983)
USD	561,358	12/06/19	Societe Generale	SGI Coda VT6 Index	1.20%	—	—	(2,165)
								$4,091,336

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

(a)                 The index intends to provide exposure to a variance swap with underlying S&P 500 index.

(b)                Non-public index, constituents are available on the Fund’s website.

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Fund	$3,535,133	$—	$—	$3,535,133
United States Treasury Obligations	—	29,708,287	—	29,708,287
Short-term Investment	—	4,012,158	—	4,012,158
	$3,535,133	$33,720,445	$—	$37,255,578
Other Financial Instruments*
Futures Contracts	$1,374,472	$—	$—	$1,374,472
Swap Contracts**	—	6,339,546	—	6,339,546

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,071	$—	$1,071
Futures Contracts	1,649,155	—	—	1,649,155
Swap Contracts**	—	2,248,210	—	2,248,210

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.